9. LEASES (Details) - USD ($)	Mar. 31, 2020	Sep. 30, 2019
Leases [Abstract]
2019	$ 0	$ 0
2021	133,996	133,996
2022	12,086	111,492
2023	0	24,520
2024	0	0
Total	146,082	270,008
Imputed interest	(14,608)	(23,872)
Total lease liability	$ 131,474	$ 246,136